UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586

                     First Trust Enhanced Equity Income Fund
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                      DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
COMMON STOCKS - 100.4%
            AEROSPACE & DEFENSE - 5.1%
  150,000   Honeywell International, Inc...................   $  6,232,500
   85,800   Rockwell Collins, Inc..........................      4,126,122
   64,200   United Technologies Corp.......................      3,855,852
                                                              ------------
                                                                14,214,474
                                                              ------------
            AIR FREIGHT & LOGISTICS - 1.2%
   40,200   FedEx Corp.....................................      3,177,408
                                                              ------------
            BEVERAGES - 5.2%
  100,000   Coca-Cola (The), Company.......................      5,288,000
   65,000   Diageo PLC, SP ADR.............................      4,475,900
   66,025   PepsiCo, Inc...................................      4,705,602
                                                              ------------
                                                                14,469,502
                                                              ------------
            CAPITAL MARKETS - 4.3%
  120,000   AllianceBernstein Holding, LP (b)..............      4,441,200
  150,000   Bank of New York Mellon (The) Corp.............      4,887,000
   11,500   Goldman Sachs Group (The), Inc.................      1,472,000
   20,000   Merrill Lynch & Co., Inc.......................        506,000
   60,000   Och-Ziff Capital Management Group, Class A ....        701,400
                                                              ------------
                                                                12,007,600
                                                              ------------
            CHEMICALS - 3.7%
  100,000   Dow Chemical (The), Company....................      3,178,000
  120,000   PPG Industries, Inc............................      6,998,400
                                                              ------------
                                                                10,176,400
                                                              ------------
            COMMUNICATIONS EQUIPMENT - 2.4%
  295,200   Cisco Systems, Inc. (c)........................      6,659,712
                                                              ------------
            COMPUTERS & PERIPHERALS - 1.0%
   24,000   International Business Machines Corp...........      2,807,040
                                                              ------------
            CONSUMER FINANCE - 0.5%
   25,000   Capital One Financial Corp.....................      1,275,000
                                                              ------------
            DIVERSIFIED FINANCIAL SERVICES - 6.4%
  192,500   Bank of America Corp...........................      6,737,500
  420,000   CIT Group, Inc.................................      2,923,200
  170,000   JPMorgan Chase & Company.......................      7,939,000
                                                              ------------
                                                                17,599,700
                                                              ------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.7%
  300,000   Alaska Communications Systems Group, Inc.......      3,669,000
  200,000   AT&T, Inc......................................      5,584,000
  249,600   Consolidated Communications Holdings, Inc......      3,763,968
  204,179   FairPoint Communications, Inc..................      1,770,232
  200,000   Frontier Communications Corp...................      2,300,000
  221,620   Verizon Communications, Inc....................      7,111,786
                                                              ------------
                                                                24,198,986
                                                              ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                      DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
            ELECTRIC UTILITIES - 1.4%
  100,000   Southern Company...............................   $  3,769,000
                                                              ------------
            ELECTRICAL EQUIPMENT - 2.7%
  180,000   Emerson Electric Company.......................      7,342,200
                                                              ------------
            FOOD & STAPLES RETAILING - 1.2%
  108,800   Walgreen Company...............................      3,368,448
                                                              ------------
            HEALTHCARE PROVIDERS & SERVICES - 0.2%
   30,000   Brookdale Senior Living, Inc...................        659,700
                                                              ------------
            HOTELS, RESTAURANTS & LEISURE - 2.9%
  225,000   Carnival Corp..................................      7,953,750
                                                              ------------
            INDUSTRIAL CONGLOMERATES - 1.8%
  190,000   General Electric Company.......................      4,845,000
                                                              ------------
            INSURANCE - 3.4%
   20,000   ACE Ltd........................................      1,082,600
  200,000   Genworth Financial, Inc., Class A..............      1,722,000
   30,000   Hartford Financial Services Group, Inc.........      1,229,700
   35,000   Lincoln National Corp..........................      1,498,350
  220,000   XL Capital Ltd., Class A ......................      3,946,800
                                                              ------------
                                                                 9,479,450
                                                              ------------
            INTERNET SOFTWARE & SERVICES - 1.2%
  145,700   eBay, Inc. (c).................................      3,260,766
                                                              ------------
            IT SERVICES - 1.2%
  100,000   Paychex, Inc...................................      3,303,000
                                                              ------------
            MACHINERY - 2.8%
  131,000   Caterpillar, Inc...............................      7,807,600
                                                              ------------
            MARINE - 1.4%
  323,051   FreeSeas, Inc..................................      1,327,739
  140,000   Seaspan Corp...................................      2,532,600
                                                              ------------
                                                                 3,860,339
                                                              ------------
            MEDIA - 1.6%
  350,000   Entercom Communications Corp., Class A.........      1,757,000
  175,000   Regal Entertainment Group, Class A.............      2,761,500
                                                              ------------
                                                                 4,518,500
                                                              ------------
            MULTILINE RETAIL - 2.1%
  121,000   Target Corp....................................      5,935,050
                                                              ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                      DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS - 17.5%
   60,000   BP PLC, SP ADR.................................   $  3,010,200
  110,800   Chevron Corp...................................      9,138,784
  120,000   ConocoPhillips ................................      8,790,000
  100,000   Copano Energy, LLC.............................      2,446,000
  135,000   Exxon Mobil Corp...............................     10,484,100
  130,000   Occidental Petroleum Corp......................      9,158,500
   60,000   Total SA, SP ADR ..............................      3,640,800
   54,800   Valero Energy Corp.............................      1,660,440
                                                              ------------
                                                                48,328,824
                                                              ------------
            PHARMACEUTICALS - 8.8%
  170,000   Abbott Laboratories ...........................      9,788,600
  375,000   Bristol-Myers Squibb Company...................      7,818,750
  373,100   Pfizer, Inc....................................      6,879,964
                                                              ------------
                                                                24,487,314
                                                              ------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
  230,000   Annaly Capital Management, Inc.................      3,093,500
  550,000   MFA Mortgage Investments, Inc..................      3,575,000
                                                              ------------
                                                                 6,668,500
                                                              ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
  334,800   Intel Corp.....................................      6,270,804
  100,000   Microchip Technology, Inc......................      2,943,000
  124,400   Texas Instruments, Inc.........................      2,674,600
                                                              ------------
                                                                11,888,404
                                                              ------------
            SOFTWARE - 1.1%
  110,000   Microsoft Corp.................................      2,935,900
                                                              ------------
            THRIFTS & MORTGAGE FINANCE - 0.3%
  200,000   Sovereign Bancorp, Inc.........................        790,000
                                                              ------------
            TOBACCO - 2.9%
  113,435   Altria Group, Inc..............................      2,250,550
   30,000   Philip Morris International, Inc...............      1,443,000
   90,000   Reynolds American, Inc.........................      4,375,800
                                                              ------------
                                                                 8,069,350
                                                              ------------
            TRADING COMPANIES & DISTRIBUTORS - 0.7%
  200,000   Aircastle Ltd..................................      1,982,000
                                                              ------------
            TOTAL COMMON STOCKS............................    277,838,917
            (Cost $357,982,278)                               ------------
            TOTAL INVESTMENTS - 100.4%.....................    277,838,917
            (Cost $357,982,278) (d)

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                     DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
CALL OPTIONS WRITTEN - (1.7%)
            Abbott Laboratories Calls
    1,300   @ 60 due Oct 08................................   $    (84,500)
      400   @ 62.5 due Oct 08..............................         (8,000)
                                                              ------------
                                                                   (92,500)
                                                              ------------
            Ace Ltd. Call
      200   @ 60 due Oct 08................................        (10,000)
                                                              ------------
            Altria Group, Inc. Call
    1,134   @ 22 due Oct 08................................         (9,072)
                                                              ------------
            Annaly Capital Management, Inc. Call
    2,300   @ 16 due Oct 08................................        (46,000)
                                                              ------------
            AT&T, Inc. Calls
      800   @ 31 due Oct 08................................        (12,000)
    1,200   @ 32.5 due Oct 08..............................         (8,400)
                                                              ------------
                                                                   (20,400)
                                                              ------------
            Bank of America Corp. Call
    1,925   @ 35 due Oct 08................................       (446,600)
                                                              ------------
            Bank of New York Mellon (The) Corp. Calls
      300   @ 32.5 due Oct 08..............................        (90,300)
      400   @ 37.5 due Oct 08..............................        (40,000)
      800   @ 35 due Oct 08................................       (168,000)
                                                              ------------
                                                                  (298,300)
                                                              ------------
            BP PLC, SP ADR Call
      600   @ 55 due Oct 08................................        (36,000)
                                                              ------------
            Bristol-Myers Squibb Company Call
    3,250   @ 22.5 due Oct 08..............................        (39,000)
                                                              ------------
            Brookdale Senior Living, Inc. Call
      300   @ 20 due Oct 08................................        (60,000)
                                                              ------------
            Capital One Financial Corp. Calls
      100   @ 55 due Oct 08................................        (21,200)
      150   @ 50 due Oct 08................................        (72,000)
                                                              ------------
                                                                   (93,200)
                                                              ------------
            Carnival Corp. Calls
    2,050   @ 40 due Oct 08................................        (51,250)
      200   @ 37.5 due Oct 08..............................        (12,000)
                                                              ------------
                                                                   (63,250)
                                                              ------------
            Caterpillar, Inc. Call
    1,310   @ 70 due Oct 08................................        (30,130)
                                                              ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                     DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            Chevron Corp. Calls
      500   @ 85 due Oct 08................................   $    (88,500)
      608   @ 85 due Nov 08................................       (204,896)
                                                              ------------
                                                                  (293,396)
                                                              ------------
            Cisco Systems, Inc. Call
    2,950   @ 25 due Oct 08................................        (47,200)
                                                              ------------
            CIT Group. Inc. Calls
    2,200   @ 10 due Oct 08................................        (55,000)
    2,000   @ 12.5 due Oct 08..............................        (20,000)
                                                              ------------
                                                                   (75,000)
                                                              ------------
            ConocoPhillips Calls
      300   @ 75 due Oct 08................................        (73,500)
      600   @ 80 due Oct 08................................        (51,000)
      300   @ 85 due Oct 08................................         (6,000)
                                                              ------------
                                                                  (130,500)
                                                              ------------
            Consolidated Communications
               Holdings, Inc. Call
    2,496   @ 17.5 due Oct 08..............................        (24,960)
                                                              ------------
            Diageo PLC, SP ADR Calls
      400   @ 75 due Oct 08................................        (20,000)
      250   @ 80 due Oct 08................................         (3,750)
                                                              ------------
                                                                   (23,750)
                                                              ------------
            Dow Chemical (The) Company Call
    1,000   @ 40 due Dec 08................................        (20,000)
                                                              ------------
            eBay, Inc. Calls
      500   @ 24 due Oct 08................................        (32,500)
      957   @ 25 due Oct 08................................        (36,366)
                                                              ------------
                                                                   (68,866)
                                                              ------------
            Exxon Mobil Corp. Calls
      850   @ 80 due Oct 08................................       (154,700)
      500   @ 85 due Oct 08................................        (20,000)
                                                              ------------
                                                                  (174,700)
                                                              ------------
            FairPoint Communications, Inc. Call
    2,041   @ 10 due Oct 08................................        (40,820)
                                                              ------------
            FedEx Corp. Call
      402   @ 85 due Oct 08................................        (40,200)
                                                              ------------
            General Electric Company Calls
      950   @ 27 due Oct 08................................        (66,500)
      950   @ 28 due Oct 08................................        (28,500)
                                                              ------------
                                                                   (95,000)
                                                              ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                     DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            Genworth Financial, Inc., Class A Calls
    1,000   @ 10 due Oct 08................................   $   (155,000)
    1,000   @ 7.5 due Oct 08...............................       (260,000)
                                                              ------------
                                                                  (415,000)
                                                              ------------
            Goldman Sachs Group (The), Inc. Calls
      100   @ 125 due Oct 08...............................       (104,000)
       15   @ 135 due Oct 08...............................         (8,325)
                                                              ------------
                                                                  (112,325)
                                                              ------------
            Hartford Financial Services Group, Inc. Calls
      100   @ 55 due Oct 08................................         (7,000)
      200   @ 60 due Oct 08................................         (4,000)
                                                              ------------
                                                                   (11,000)
                                                              ------------
            Honeywell International, Inc. Calls
      500   @ 45 due Oct 08................................        (43,000)
    1,000   @ 50 due Oct 08................................        (15,000)
                                                              ------------
                                                                   (58,000)
                                                              ------------
            International Business Machines Corp. Call
      240   @ 120 due Oct 08...............................        (67,200)
                                                              ------------
            JPMorgan Chase & Company Call
    1,700   @ 45 due Oct 08................................       (544,000)
                                                              ------------
            Lincoln National Corp. Calls
      150   @ 50 due Oct 08................................        (24,000)
      200   @ 55 due Oct 08................................        (10,000)
                                                              ------------
                                                                   (34,000)
                                                              ------------
            Merrill Lynch & Company, Inc. Call
      200   @ 29 due Oct 08................................        (12,000)
                                                              ------------
            Microchip Technology, Inc. Call
    1,000   @ 35 due Oct 08................................        (10,000)
                                                              ------------
            Microsoft Corp. Call
    1,100   @ 28 due Oct 08................................        (48,400)
                                                              ------------
            Occidental Petroleum Corp. Calls
      900   @ 80 due Oct 08................................        (94,500)
      400   @ 85 due Oct 08................................        (18,000)
                                                              ------------
                                                                  (112,500)
                                                              ------------
            Paychex, Inc. Call
    1,000   @ 35 due Oct 08................................        (32,500)
                                                              ------------
            PepsiCo, Inc. Call
      660   @ 75 due Oct 08................................        (33,000)
                                                              ------------
            Pfizer, Inc. Call
    3,731   @ 20 due Oct 08................................        (59,696)
                                                              ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                     DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            Philip Morris International, Inc. Call
      300   @ 55 due Oct 08................................   $     (3,000)
                                                              ------------
            PPG Industries, Inc. Calls
      500   @ 65 due Oct 08................................        (13,750)
      700   @ 70 due Oct 08................................         (7,000)
                                                              ------------
                                                                   (20,750)
                                                              ------------
            Reynolds American, Inc. Call
      900   @ 55 due Oct 08................................         (9,000)
                                                              ------------
            S&P 500 Index Calls
      100   @ 1275 due Oct 08..............................        (50,000)
      192   @ 1300 due Oct 08..............................        (51,840)
      100   @ 1195 due Oct 08..............................       (270,000)
                                                              ------------
                                                                  (371,840)
                                                              ------------
            Southern Company Call
    1,000   @ 40 due Oct 08................................        (15,000)
                                                              ------------
            Sovereign Bancorp, Inc. Call
    2,000   @ 5 due Oct 08.................................       (170,000)
                                                              ------------
            Target Corp. Calls
      510   @ 52.5 due Oct 08..............................        (57,120)
      700   @ 55 due Oct 08................................        (32,900)
                                                              ------------
                                                                   (90,020)
                                                              ------------
            Texas Instruments, Inc. Call
    1,240   @ 25 due Oct 08................................         (7,440)
                                                              ------------
            Total SA, SP ADR Call
      600   @ 70 due Oct 08................................         (9,000)
                                                              ------------
            United Technologies Corp. Call
      642   @ 70 due Oct 08................................         (9,630)
                                                              ------------
            Valero Energy Corp. Call
      548   @ 40 due Oct 08................................         (6,028)
                                                              ------------
            Verizon Communications, Inc. Calls
    1,000   @ 35 due Oct 08................................        (16,000)
      400   @ 32.5 due Oct 08..............................        (28,800)
      816   @ 37.5 due Nov 08..............................        (16,320)
                                                              ------------
                                                                   (61,120)
                                                              ------------
            Walgreen Company Calls
      588   @ 35 due Oct 08................................         (5,880)
      500   @ 37.5 due Nov 08..............................         (5,000)
                                                              ------------
                                                                   (10,880)
                                                              ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                     DESCRIPTION                         VALUE
---------   -----------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            XL Capital Ltd. Calls
    1,900   @ 20 due Oct 08................................   $   (104,500)
      300   @ 17.5 due Oct 08..............................        (37,500)
                                                              ------------
                                                                  (142,000)
                                                              ------------
            TOTAL CALL OPTIONS WRITTEN - (1.7)%............     (4,754,173)
            (Premiums received $7,613,693)
            NET OTHER ASSETS AND LIABILITIES - 1.3%........      3,704,299
                                                              ------------
            NET ASSETS - 100.0%............................   $276,789,043
                                                              ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Master Limited Partnership ("MLP")

(c)  Non-income producing security.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate unrealized appreciation for all securities in which there was an excess of value over tax cost was $368,021 and the gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $80,511,382.

SP ADR   Sponsored American Depositary Receipt

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices - Investments                  $277,838,917
Level 1 - Quoted Prices - Written Options                (4,754,173)
Level 2 - Other Significant Observable Inputs                    --
Level 3 - Significant Unobservable Inputs                        --
                                                       ------------
TOTAL                                                  $273,084,744
                                                       ============

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         SEPTEMBER 30, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Enhanced Equity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P (the "Sub-Advisor" or "Chartwell"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or a segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities,

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         SEPTEMBER 30, 2008 (UNAUDITED)

changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the exercise price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the exercise price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                           2. WRITTEN OPTION ACTIVITY

Written option activity for the nine months ended September 30, 2008 was as follows:

                                                NUMBER
                                                  OF
                                              CONTRACTS     PREMIUMS
                                              ---------   ------------
WRITTEN OPTIONS
Options outstanding at December 31, 2007...      68,218   $  5,622,371
Options written............................     737,054     72,302,635
Options expired............................    (208,477)   (14,334,472)
Options exercised..........................     (31,788)    (2,775,056)
Options closed.............................    (494,802)   (53,201,785)
                                               --------   ------------
Options outstanding at September 30, 2008..      70,205   $  7,613,693
                                               ========   ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Enhanced Equity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  November 24, 2008
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  November 24, 2008
     -------------------


By (Signature and Title)* /s/ Mark R. Bradley
                          ----------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  November 24, 2008
     -------------------

* Print the name and title of each signing officer under his or her signature.